22. Stockholders' Deficit (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reverse stock split		One-for-ten reverse stock split approved on December 6, 2017
Loss from continuing operations including noncontrolling interests	$ (6,137)	$ (26,514)	$ (102,029)
Less: Net income (loss) attributable to noncontrolling interests from continuing operations	31	168	(333)
Less: Net income (loss) attributable to noncontrolling interests from discontinued operations	$ (8)	$ (47)	$ 61
Ordinary Shares [Member]
Stock issued new, shares		834,020
Management Members [Member]
Restricted ordinary shares issued	663,460